             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                          SUPPLEMENT DATED MAY 1, 1997
                     TO PROSPECTUS DATED NOVEMBER 14, 1997

  On PAGE 2 of the Prospectus, the first sentence in the first paragraph should be revised to read:

  THE MINIMUM TOTAL SUM INSURED THAT MAY BE BOUGHT AT ISSUE IS $500,000.

  On PAGE 10 of the Prospectus, the first sentence under the subheading "Requirements for Issuance of Policy" should be revised to read:

  THE POLICY IS GENERALLY AVAILABLE WITH A MINIMUM TOTAL SUM INSURED AT ISSUE OF $500,000 AND A MINIMUM BASIC SUM INSURED OF $250,000.

  On PAGE 13 of the Prospectus, the second sentence of the eighth paragraph should be revised to read:

  JOHN HANCOCK RESERVES THE RIGHT TO REFUSE ANY WITHDRAWAL REQUEST THAT WOULD CAUSE THE POLICY'S DEATH BENEFIT TO FALL BELOW $500,000.

  On PAGE 15 of the Prospectus, the second sentence of the third paragraph should be revised to read:

  JOHN HANCOCK MAY REFUSE TO ACCEPT ANY REQUEST TO REDUCE THE ADDITIONAL SUM INSURED (A) THAT WOULD CAUSE THE POLICY'S CURRENT TOTAL SUM INSURED TO FALL BELOW $500,000 OR (B) IF IMMEDIATELY FOLLOWING THE REDUCTION, THE POLICY'S CURRENT DEATH BENEFIT WOULD REFLECT AN INCREASE NECESSARY FOR THE POLICY TO CONTINUE TO QUALIFY AS LIFE INSURANCE (SEE "DEATH BENEFITS-- DEFINITION OF LIFE INSURANCE") OR AN INCREASE PURSUANT TO THE OPTIONAL EXTRA DEATH BENEFIT FEATURE.

S8143NY 11/97 SUPPL

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                          SUPPLEMENT DATED MAY 1, 1997
                     TO PROSPECTUS DATED NOVEMBER 14, 1997

  On PAGE 2 of the Prospectus, the first sentence in the first paragraph should be revised to read:

  THE MINIMUM TOTAL SUM INSURED THAT MAY BE BOUGHT AT ISSUE IS $500,000.

  On PAGE 11 of the Prospectus, the first sentence under the subheading "Requirements for Issuance of Policy" should be revised to read:

  THE POLICY IS GENERALLY AVAILABLE WITH A MINIMUM TOTAL SUM INSURED AT ISSUE OF $500,000 AND A MINIMUM BASIC SUM INSURED OF $250,000.

  On PAGE 14 of the Prospectus, the second sentence of the eighth paragraph should be revised to read:

  JOHN HANCOCK RESERVES THE RIGHT TO REFUSE ANY WITHDRAWAL REQUEST THAT WOULD CAUSE THE POLICY'S DEATH BENEFIT TO FALL BELOW $500,000.

  On PAGE 16 of the Prospectus, the second sentence of the third paragraph should be revised to read:

  JOHN HANCOCK MAY REFUSE TO ACCEPT ANY REQUEST TO REDUCE THE ADDITIONAL SUM INSURED (A) THAT WOULD CAUSE THE POLICY'S CURRENT TOTAL SUM INSURED TO FALL BELOW $500,000 OR (B) IF IMMEDIATELY FOLLOWING THE REDUCTION, THE POLICY'S CURRENT DEATH BENEFIT WOULD REFLECT AN INCREASE NECESSARY FOR THE POLICY TO CONTINUE TO QUALIFY AS LIFE INSURANCE (SEE "DEATH BENEFITS-- DEFINITION OF LIFE INSURANCE") OR AN INCREASE PURSUANT TO THE OPTIONAL EXTRA DEATH BENEFIT FEATURE.

S8143NY-M 11/97 SUPPL